PROPERTY AND EQUIPMENT, NET (Details) - Schedule of property and equipment - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 648	$ 649	$ 573
Automobiles	50	50	50
Leasehold improvements	146	146	146
Computer and equipment	53	36	33
Furniture and fixtures	68	68	68
Software	10	3
Total property, and equipment	975	952
Less: accumulated depreciation and amortization	(591)	(495)	(309)
Total property and equipment, net	$ 384	$ 457	$ 561